Revenue (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Disaggregation of Revenue From Customers by Major Services and Products
Disaggregation of revenue from customers by major services and products:

	2017	2018	2019
	Note
Voice usage and monthly fees	39,154	32,486	26,440
Broadband and mobile data services	137,133	148,431	146,534
Data and internet application services	20,074	26,489	37,218
Other value-added services	22,793	24,606	21,251
Interconnection fees	14,233	13,708	12,893
Transmission lines usage and associated services	12,519	14,178	15,595
Other services	3,109	3,785	4,456

Total service revenue	249,015	263,683	264,387
Sales of telecommunications products	25,814	27,194	26,128

Total	274,829	290,877	290,515

Include:
Revenue from contracts with customers within the scope of IFRS 15		289,810	289,332
Revenue from other sources		1,067	1,183